Key Management Personnel Disclosures - Summary of Directors and Key Management Personnel Compensation (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of key management personnel compensation [line items]
Short-term employee benefits	$ 3,396,698	$ 3,401,189	$ 2,656,821
Long-term employee benefits	15,853	17,028	3,861
Post-employment benefits	96,539	81,223	66,891
Share-based payments	1,453,432	905,305	1,259,571
Total employee benefits	$ 4,962,522	$ 4,404,745	$ 3,987,144